Liquidity	12 Months Ended
Dec. 31, 2016
Liquidity
Liquidity

Note 18—Liquidity

Our liquidity fluctuates depending on a number of factors, including, among others, our revenue efficiency and the timing of accounts receivable collection as well as payments for operating costs and debt repayments. Primary sources of funds for our short-term liquidity needs are expected to be our cash flow generated from operating activities and existing cash, cash equivalents and restricted cash balances. At December 31, 2016, we had $586.0 million of cash and cash equivalents and $40.2 million of restricted cash.  On January 20, 2017, in connection with the Sixth Amendments, we paid a total of $133.7 million to our lenders.  We do not have additional borrowing capacity under our 2013 Revolving Credit Facility or SSCF, and the RCF Sixth Amendment restricts our ability to incur additional secured debt.

Market conditions in the offshore drilling industry in recent years have led to materially lower levels of spending for offshore exploration and development by our current and potential customers on a global basis while at the same time supply of available high specification drillships has increased, which in turn has negatively affected our revenue, profitability and cash flows. As a result, we are engaged in discussions with all of our stakeholders, including our bank lenders under the 2013 Revolving Credit Facility and the SSCF (the “Lenders”) and an ad hoc group of holders of our capital markets indebtedness (the “Ad Hoc Group”), regarding a restructuring of the Company’s existing capital structure to be sustainable in the longer term.

As discussed in Note 5, the Sixth Amendments modify or waive application of certain financial covenants for the fiscal quarters ending on March 31, 2017 and June 30, 2017. However, if current market conditions persist, we expect that we will be in violation of the maximum leverage ratio covenant in our 2013 Revolving Credit Facility and our SSCF for the fiscal quarter ending on September 30, 2017. If we are unable to obtain waivers of such covenants or amendments to the debt agreements, such covenant default would entitle the Lenders to declare all outstanding amounts under such debt agreements to be immediately due and payable. Such acceleration would also trigger the cross-default provisions of our 2017 Senior Secured Notes, the Senior Secured Term Loan B and the 2020 Senior Secured Notes.

If we are unable to refinance our 2017 Senior Secured Notes prior to their maturity in December 2017 or complete a restructuring and current market conditions persist, the Company may not have sufficient liquidity to meet its debt obligations over the next year following the date of the issuance of these financial statements.  As such, this condition gives rise to substantial doubt about the Company’s ability to continue as a going concern.

As a result, we, with the assistance of our advisors, are evaluating various alternatives to address our liquidity and capital structure, which may include a private restructuring or a negotiated restructuring of our debt under the protection of Chapter 11 of the U.S. Bankruptcy Code. We are currently negotiating with the Lenders and the Ad Hoc Group in order to reach terms acceptable to all stakeholders for a restructuring. If such negotiations do not result in completion of the restructuring, we may be forced to seek a reorganization under Chapter 11 of the U.S. Bankruptcy Code.

As there can be no assurance given that these negotiations will be successfully concluded, there exists substantial doubt about the Company’s ability to continue as a going concern over the next year following the date of the issuance of these financial statements.